INCOME AND SOCIAL CONTRIBUTION TAXES - Tax Assets not recognized (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax assets which have no expiration date	R$ 300,763	R$ 282,387
Foreign subsidiaries
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax credits on capital losses for which no deferred tax asset recognised	849,200	569,714
Unrecognized tax loss carryforwards from state credits in the United States	R$ 326,966	R$ 277,348